34. Finance debt (Tables)	12 Months Ended
Dec. 31, 2020
Finance Debt Abstract
Balance by Type of Finance Debt
34.1.	Balance by type of finance debt
In Brazil	12.31.2020	12.31.2019
Banking Market	5,016	5,322
Capital Market	2,512	3,468
Development banks	1,315	1,927
Others	11	13
Total	8,854	10,730
Abroad
Banking Market	13,581	16,555
Capital Market	27,625	32,476
Development banks	201	40
Export Credit Agency	3,424	3,233
Others	203	226
Total	45,034	52,530
Total finance debt	53,888	63,260
Current	4,186	4,469
Non-current	49,702	58,791

Schedule of current finance debt

Current finance debt is composed of:

	12.31.2020	12.31.2019
Short-term debt	1,140	2,004
Current portion of long-term debt	2,383	1,579
Accrued interest on short and long-term debt	663	886
Total	4,186	4,469

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities
34.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2018	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2019
In Brazil	16,251	2,181	(5,663)	(745)	829	111	(352)	−	(1,882)	10,730
Abroad	67,924	5,362	(20,788)	(3,853)	3,878	538	(560)	29	-	52,530
	84,175	7,543	(26,451)	(4,598)	4,707	649	(912)	29	(1,882)	63,260
	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2020
In Brazil	10,730	1,488	(1,080)	(352)	399	142	(2,473)	-	-	8,853
Abroad	52,530	15,535	(23,471)	(2,967)	3,187	1,667	(1,201)	(245)	-	45,035
	63,260	17,023	(24,551)	(3,319)	3,586	1,809	(3,674)	(245)	−	53,888
Debt restructuring			(1,176)	-
Deposits linked to financing			-	162
Net cash used in financing activities			(25,727)	(3,157)
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Summarized Information on Current and Non-Current Finance Debt
34.3.	Summarized information on current and non-current finance debt

Maturity in	2021	2022	2023	2024	2025	2026 onwards	Total (**)	Fair Value

Financing in U.S.Dollars (US$)(*):	3,288	2,133	3,793	4,391	5,290	23,289	42,184	48,540
Floating rate debt	2,119	2,133	2,865	3,598	4,306	2,151	17,172
Fixed rate debt	1,169	-	928	793	984	21,138	25,012
Average interest rate	4.8%	4.9%	4.8%	5.1%	5.3%	6.6%	6.1%
Financing in Brazilian Reais (R$):	793	1,149	1,747	1,555	407	2,492	8,143	8,739
Floating rate debt	501	930	1,591	1,197	322	867	5,408
Fixed rate debt	292	219	156	358	85	1,625	2,735
Average interest rate	3.0%	3.8%	4.8%	4.5%	4.2%	4.3%	4.1%
Financing in Euro (€):	58	-	352	15	532	737	1,694	1,993
Fixed rate debt	58	-	352	15	532	737	1,694
Average interest rate	4.6%	-	4.6%	4.7%	4.7%	4.7%	4.7%
Financing in Pound Sterling (£):	47	-	-	-	-	1,820	1,867	2,245
Fixed rate debt	47	-	-	-	-	1,820	1,867
Average interest rate	6.2%	-	-	-	-	6.4%	6.3%
Total as of December 31, 2020	4,186	3,282	5,892	5,961	6,229	28,338	53,888	61,517
Average interest rate	4.6%	4.8%	4.8%	5.1%	5.2%	6.4%	5.9%
Total as of December 31, 2019	4,469	3,971	4,689	8,036	8,537	33,558	63,260	72,801
Average interest rate	5.1%	5.2%	5.3%	5.3%	5.3%	6.3%	5.9%
(*) Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)The average maturity of outstanding debt as of December 31, 2020 is 11.71 years (10.79 years as of December 31, 2019).

Schedule of maturity of finance debt

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2021	2022	2023	2024	2025	2026 and thereafter	12.31.2020	12.31.2019
Principal	3,522	3,395	5,807	6,230	6,347	29,831	55,132	65,284
Interest	2,436	2,346	2,188	2,037	1,827	28,119	38,953	43,859
Total	5,958	5,741	7,995	8,267	8,174	57,950	94,085	109,143
(*) A maturity schedule of the lease arrangements (nominal amounts) is set out in note 35

Lines of Credit
34.4.	Lines of credit
						Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	−	4,350
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	336	14
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	714	36
Total				8,700	1,050	7,650

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	385	−	385
Petrobras	Bradesco	6/1/2018	5/31/2023	385	385	−
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	385	−	385
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	63	−	63
Total				1,218	385	833